UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A
Amendment No.1
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from December 1, 2021 to December 31, 2021
Commission File Number of issuing entity: 333-231819-07

Central Index Key Number of issuing entity: 0001880978
Ford Credit Auto Lease Trust 2021-B
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-231819
Central Index Key Number of depositor: 0001519881
Ford Credit Auto Lease Two LLC
(Exact name of depositor as specified on its charter)
Central Index Key Number of sponsor: 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Ryan M. Hershberger, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
87-6487079
(I.R.S. Employer Identification No.)

c/o BNY Mellon Trust of Delaware 301 Bellevue Parkway, 3rd Floor Wilmington, Delaware (Address of principal executive offices)	19809 (zip code)
(302) 791-3610
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-1 Notes			X
Class A-2 Notes			X
Class A-3 Notes			X
Class A-4 Notes			X
Class B Notes			X
Class C Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

EXPLANATORY NOTE
This Form 10-D/A and the attached Exhibit 99.1 and 99.2 amends and restates in their entirety the Form 10-D and the attached Exhibit 99 filed by the issuing entity with the U.S. Securities and Exchange Commission on January 24, 2022. This Form 10-D/A is being filed in order to correct an incorrectly labeled I.R.S Employer Identification Number under the Ford Motor Credit Company LLC section of the 10-D form. No changes have been made to the asset data file attached as Exhibit 102 or the asset related document attached as Exhibit 103 to the Form ABS-EE that were filed with the U.S. Securities and Exchange Commission.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

    Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

Item 1A. Asset-Level Information

    The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on January 19, 2022 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.

The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

PART II - OTHER INFORMATION

Item 10. Exhibits.

(a) Documents filed as part of this report:
Exhibit 99.1	Ford Credit Auto Lease Trust 2021-B Monthly Investor Report
Exhibit 99.2	Quarterly Supplemental Report

(b) Exhibits required by this Form and Item 601 of Regulation S-K:
Exhibit 102	Asset Data File (included in Exhibit 102 to Form ABS-EE, as filed by the issuing entity with the U.S. Securities and Exchange Commission on January 19, 2022, which is incorporated herein by reference)
Exhibit 103
Asset Related Document (included in Exhibit 103 to Form ABS-EE, as filed by the issuing entity with the U.S. Securities and Exchange Commission on January 19, 2022, which is incorporated herein by reference)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Auto Lease Trust 2021-B
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Ryan M. Hershberger
Ryan M. Hershberger
Assistant Treasurer
Date: February 23, 2022